Filed with the Securities and Exchange Commission on November 30, 2012

Securities Act of 1933 File No. 333-169806

Investment Company Act of 1940 File No. 811-22483

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

    Pre-Effective Amendment No.

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    Post-Effective Amendment No. 7

[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]

    Amendment No.8

[X]

(Check Appropriate Box or Boxes)

COPELAND TRUST

(Exact Name of Registrant as Specified in Charter)

Eight Tower Bridge, 161 Washington Street, Suite 1650

Conshohocken, PA  19428

 (Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (484) 530-4300

Corporate Filing Solutions LLC

1400 Peoples Plaza, Suite 104

Newark, Delaware 19702

 (Name and Address of Agent for Service)

Copies to:

Michael P. Malloy, Esq.

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

[_]

immediately upon filing pursuant to paragraph (b)

[X]

on December 10, 2012 pursuant to paragraph (b)

[_]

60 days after filing pursuant to paragraph (a)(1)

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on (date) pursuant to paragraph (a)(1)

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75 days after filing pursuant to paragraph (a)(2)

[_]

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]

This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

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EXPLANATORY NOTE

Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (“Amendment No. 6”) for Copeland Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 19, 2012 to register a new series of the Registrant, Copeland International Risk Managed Dividend Growth Fund.  This Post-Effective Amendment No. 7 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 10, 2012 as the new date upon which Amendment No. 6 shall become effective. This Post-Effective Amendment No. 7 incorporates by reference Parts A and B contained in Amendment No. 6.

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PART C

OTHER INFORMATION

Item 28.  Financial Statements and Exhibits.

(a) Agreement and Declaration of Trust.  Registrant's Agreement and Declaration of Trust is incorporated by reference to Registrant’s Registration Statement filed October 7, 2010.

(b) By-Laws. Registrant's By-Laws are incorporated by reference to Registrant’s Registration Statement filed October 7, 2010.

(c) Instruments Defining Rights of Security Holder.  None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)

Management Agreement is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(a)

Amended Exhibit A to Management Agreement. To be filed by subsequent amendment.

(ii)  Amended Expense Limitation Agreement. To be filed by subsequent amendment.

(e) Underwriting Contracts. Underwriting Agreement with Northern Lights Distributors, LLC is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(i)

Amended Schedule A to Underwriting Agreement. To be filed by subsequent amendment.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custody Agreement is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(i)

Amended Exhibit A to the Custody Agreement.  To be filed by subsequent amendment.

(h) Other Material Contracts.  Fund Services Agreement with Gemini Fund Services, LLC is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(i) Legal Opinion. (i) Legal Opinion of Counsel is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(ii)

 Consent of Counsel. To be filed by amendment.

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  Subscription Agreement between the Trust and the Initial Investor is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(m) Rule 12b-1 Plans.

(i) Amended Class A Plan of Distribution Pursuant to Rule 12b-1.  To be filed by subsequent amendment.

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(ii) Amended Class C Plan of Distribution Pursuant to Rule 12b-1.  To be filed by subsequent amendment.

(n) Amended Rule 18f-3 Plan.  To be filed by subsequent amendment.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for Copeland Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(ii) Code of Ethics for Copeland Capital Management, LLC is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(iii) Code of Ethics for principal underwriter is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on December 20, 2010.

(q) Powers of Attorney.

Powers of Attorney for each trustee and executive officer of the Trust, and a certificate with respect thereto, are filed herewith.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser.

Copeland Capital Management, LLC, Eight Tower Bridge, 161 Washington Street, Suite 1650, Conshohocken, PA  19428 is a registered investment adviser.  Additional information about the Adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Adviser’s Form ADV, file number 801-68586.

Item 32. Principal Underwriter.

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(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Copeland Risk-Managed Dividend Growth Fund also acts as principal underwriter for the following investment companies: Arrow Investments Trust, Bryce Capital Funds, The North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights ETF Trust, Rogé Partners Funds, Miller Investment Trust, The Saratoga Advantage Trust, Northern Lights Variable Trust, Dominion Funds, Inc., OCM Mutual Fund, The First Focus Funds, Epiphany Funds, Equinox Funds Trust, Nile Capital Investment Trust and The Multi-Strategy Growth & Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 17605 Wright Street, Omaha, NE 68130.   To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, President, Secretary	None
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent.  The address of the Transfer Agent is 17605 Wright Street, Suite 2, Omaha, NE 68130.  The address of the Custodian is 38 Fountain Square Plaza, MD 1090CD, Cincinnati, OH  45263.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this post-effective amendment No. 7 to the Registrant’s Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, State of Pennsylvania, on the 30th day of November, 2012.

Copeland Trust

By:/s/ Barbara Grosso

Barbara Grosso

Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the 30th day of November, 2012.

Stephen M. Wynne*, Trustee

Bruce M. Aronow*, Trustee

Stephen J. Kneeley*, Trustee

Thomas A. Leonard*, Trustee

Edward C. Rorer*, Trustee

Eric C. Brown*, President and Principal Executive Officer

Mark W. Giovanniello*, Vice-President, Treasurer and Principal Financial Officer

*By: /s/ Barbara Grosso

  Barbara Grosso

  Attorney-in-Fact

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EXHIBIT INDEX

Item Number	Exhibit
28(q)	Powers of Attorney and Secretary Certificate

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